ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 1)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A [Member]
IfrsStatementLineItems [Line Items]
Revenues, percent	27.00%	31.00%